Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking, Investing & Insurance - 12.9%
AerCap Holdings NV	3,701	$532,056
Allstate Corp.	2,270	472,500
American International Group, Inc.	5,780	494,479
Ameriprise Financial, Inc.	934	457,978
Arthur J Gallagher & Co.	1,526	394,913
Assurant, Inc.	2,163	520,959
Blackstone, Inc.	2,692	414,945
Brighthouse Financial, Inc. (a)	10,353	670,771
Broadridge Financial Solutions, Inc.	1,822	406,616
Cboe Global Markets, Inc.	1,967	493,717
Charles Schwab Corp.	4,964	495,953
Chubb Ltd.	1,647	514,062
Cincinnati Financial Corp.	2,983	487,184
Citigroup, Inc.	4,791	559,062
CME Group, Inc.	1,746	476,798
Coinbase Global, Inc. - Class A (a)	1,530	345,994
Corpay, Inc. (a)	1,446	435,145
Euronet Worldwide, Inc. (a)	5,024	382,377
Evercore, Inc. - Class A	1,436	488,599
Fidelis Insurance Holdings Ltd.	26,292	514,534
First American Financial Corp.	6,828	419,512
FirstCash Holdings, Inc.	3,112	495,991
Fiserv, Inc. (a)	3,391	227,773
Goldman Sachs Group, Inc.	619	544,101
Hartford Insurance Group, Inc.	3,476	478,993
Houlihan Lokey, Inc.	2,322	404,469
Intercontinental Exchange, Inc.	2,627	425,469
Jack Henry & Associates, Inc.	2,823	515,141
LPL Financial Holdings, Inc.	1,372	490,037
M&T Bank Corp.	2,293	461,994
Moody's Corp.	916	467,939
Morgan Stanley	3,088	548,213
MSCI, Inc.	819	469,885
Nasdaq, Inc.	4,890	474,966
Navient Corp.	33,361	433,693
OppFi, Inc. (b)	43,789	458,033
PennyMac Financial Services, Inc.	3,899	514,044
PennyMac Mortgage Investment Trust	36,350	456,192
Pinnacle Financial Partners, Inc.	4,701	448,522
PNC Financial Services Group, Inc.	2,241	467,764
Popular, Inc.	3,652	454,747
ProAssurance Corp. (a)	19,259	465,297
PROG Holdings, Inc.	12,962	382,249
Progressive Corp.	1,874	426,747
Q2 Holdings, Inc. (a)	5,808	419,105
RenaissanceRe Holdings Ltd.	1,898	533,642
RLJ Lodging Trust	58,128	433,054
S&P Global, Inc.	850	444,201
SEI Investments Co.	5,245	430,195
Selective Insurance Group, Inc.	5,732	479,596
Texas Capital Bancshares, Inc. (a)	5,294	479,319
Travelers Cos., Inc.	1,660	481,500
UMB Financial Corp. (b)	3,679	423,232
Visa, Inc. - Class A	1,328	465,743
WEX, Inc. (a)	2,673	398,223
Willis Towers Watson PLC	1,384	454,782
		25,933,005

Bits & Bytes - 26.1% (c)
Adobe, Inc. (a)	921	322,341
Advanced Micro Devices, Inc. (a)	9,266	1,984,407

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Bits & Bytes (Continued)
Analog Devices, Inc.	5,681	1,540,687
Applied Materials, Inc.	8,584	2,206,002
Array Technologies, Inc. (a)(b)	156,377	1,441,796
Arrow Electronics, Inc. (a)	10,998	1,211,760
Booz Allen Hamilton Holding Corp.	13,707	1,156,323
Corsair Gaming, Inc. (a)	158,745	942,945
Credo Technology Group Holding Ltd. (a)	9,970	1,434,583
Dell Technologies, Inc. - Class C	11,208	1,410,863
F5, Inc. (a)	4,442	1,133,865
International Business Machines Corp.	5,633	1,668,551
Jabil, Inc.	6,649	1,516,105
KLA Corp.	1,545	1,877,299
Lumentum Holdings, Inc. (a)(b)	9,394	3,462,534
Micron Technology, Inc.	10,689	3,050,747
MKS, Inc.	13,435	2,146,913
Monolithic Power Systems, Inc.	1,615	1,463,771
Motorola Solutions, Inc.	2,928	1,122,361
NCR Voyix Corp. (a)(b)	105,516	1,076,263
NVIDIA Corp.	8,372	1,561,378
Okta, Inc. (a)	15,344	1,326,796
Penguin Solutions, Inc. (a)rlj	56,354	1,102,284
PTC, Inc. (a)	6,560	1,142,818
Qorvo, Inc. (a)	15,024	1,269,678
Qualcomm, Inc.	8,770	1,500,109
Roper Technologies, Inc.	2,704	1,203,632
Semtech Corp. (a)	23,112	1,703,123
ServiceNow, Inc. (a)	7,674	1,175,580
Teledyne Technologies, Inc. (a)	2,553	1,303,894
Teradata Corp. (a)	66,763	2,032,266
Tyler Technologies, Inc. (a)	2,504	1,136,691
Ultra Clean Holdings, Inc. (a)	57,359	1,452,903
Veeva Systems, Inc. - Class A (a)	5,139	1,147,179
Wix.com Ltd. (a)(b)	9,160	951,632
		52,180,079

Building Blocks - 2.3%
Avery Dennison Corp.	1,791	325,747
Ball Corp.	5,913	313,212
Carpenter Technology Corp.	1,216	382,846
Corteva, Inc.	4,162	278,979
Crown Holdings, Inc. (b)	3,194	328,886
Ecolab, Inc.	1,096	287,722
Huntsman Corp. (b)	26,824	268,240
Linde PLC	639	272,463
Mosaic Co.	9,282	223,603
Newmont Corp.	3,929	392,311
Packaging Corp. of America	1,364	281,298
Royal Gold, Inc.	1,623	360,777
Scotts Miracle-Gro Co.	4,778	278,796
Sylvamo Corp.	6,635	319,475
Vulcan Materials Co. (b)	1,019	290,639
		4,604,994

Communication & Media Services - 12.3%
AMC Entertainment Holdings, Inc. (a)(b)	543,906	848,493
AppLovin Corp. - Class A (a)	3,050	2,055,151
Charter Communications, Inc. - Class A (a)	5,740	1,198,225
Comcast Corp. - Class A	44,340	1,325,323
Liberty Broadband Corp. - Class C (a)	25,036	1,216,750
Liberty Media Corp.-Liberty Formula One - Class C (a)	14,922	1,469,966
Optimum Communications, Inc. - Class A (a)	671,334	1,107,701

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Communications & Media Services (Continued)
Meta Platforms, Inc. - Class A	1,998	1,318,860
Netflix, Inc. (a)	12,062	1,130,933
Reddit, Inc. - Class A (a)	6,264	1,439,906
Sinclair, Inc.	108,625	1,661,962
TKO Group Holdings, Inc.	7,748	1,619,332
T-Mobile US, Inc.	5,944	1,206,870
Twilio, Inc. - Class A (a)	13,835	1,967,890
Walt Disney Co.	12,750	1,450,567
Warner Bros Discovery, Inc. (a)	123,696	3,564,919
		24,582,848

Consumer Elastic - 13.0%
Amazon.com, Inc. (a)	2,606	601,517
Arcos Dorados Holdings, Inc. - Class A	86,291	633,376
Autoliv, Inc. (b)	4,855	576,289
Birkenstock Holding PLC (a)(b)	12,024	491,782
Boot Barn Holdings, Inc. (a)(b)	3,314	584,822
Boyd Gaming Corp.	6,997	596,424
Brinker International, Inc. (a)	3,825	548,964
Burlington Stores, Inc. (a)	2,078	600,230
Camping World Holdings, Inc. - Class A	33,816	329,030
Carvana Co. (a)	1,631	688,315
Dick's Sporting Goods, Inc.	2,734	541,250
DoorDash, Inc. - Class A (a)	2,450	554,876
Duolingo, Inc. (a)	2,217	389,084
eBay, Inc.	6,524	568,240
Five Below, Inc. (a)	3,948	743,645
Freshpet, Inc. (a)	10,957	667,610
Garmin Ltd.	2,550	517,268
Guess?, Inc.	35,880	600,990
Herbalife Ltd. (a)	61,426	791,781
Hilton Grand Vacations, Inc. (a)	12,853	575,172
Hilton Worldwide Holdings, Inc.	2,218	637,120
KinderCare Learning Cos., Inc. (a)	81,081	350,270
Kohl's Corp. (b)	36,552	746,026
Kontoor Brands, Inc. (b)	7,548	461,107
Leggett & Platt, Inc.	60,507	665,577
Light & Wonder, Inc. (a)(b)	6,788	699,775
Marriott International, Inc./MD - Class A	2,284	708,588
Marriott Vacations Worldwide Corp.	7,663	442,078
McDonald's Corp.	1,920	586,810
Murphy USA, Inc.	1,559	629,088
Ollie's Bargain Outlet Holdings, Inc. (a)	4,539	497,520
Petco Health & Wellness Co., Inc. (a)	164,794	463,071
PVH Corp.	6,898	462,304
Ralph Lauren Corp.	1,937	684,943
RH (a)	2,410	431,751
Royal Caribbean Cruises Ltd. (b)	1,719	479,463
Signet Jewelers Ltd.	6,467	535,985
Ulta Beauty, Inc. (a)	1,176	711,492
Urban Outfitters, Inc. (a)(b)	8,548	643,322
VF Corp. (b)	40,379	730,052
Victoria's Secret & Co. (a)	23,074	1,249,919
Viking Holdings Ltd. (a)	9,635	688,035
Williams-Sonoma, Inc.	2,989	533,806
Wingstop, Inc.	1,954	466,009
		26,104,776

Consumer Inelastic - 4.6%
Andersons, Inc.	14,657	779,313
Bright Horizons Family Solutions, Inc. (a)	5,193	526,570

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Consumer Inelastic (Continued)
Bunge Global SA	7,194	640,842
Cal-Maine Foods, Inc.	5,331	424,188
Clorox Co.	4,777	481,665
Costco Wholesale Corp.	629	542,412
Dollar General Corp.	5,550	736,873
Dollar Tree, Inc. (a)	6,000	738,060
Ingredion, Inc.	4,727	521,199
MercadoLibre, Inc. (a)	247	497,522
Philip Morris International, Inc.	3,750	601,500
Post Holdings, Inc. (a)	5,601	554,779
Procter & Gamble Co.	3,790	543,145
SharkNinja, Inc. (a)	5,177	579,306
Sprouts Farmers Market, Inc. (a)	4,369	348,078
United Natural Foods, Inc. (a)	20,963	705,824
		9,221,276

Nuts & Bolts - 10.7%
Advanced Energy Industries, Inc. (b)	2,084	436,327
AGCO Corp.	2,895	302,006
ArcBest Corp.	4,248	315,159
Automatic Data Processing, Inc.	1,081	278,066
BrightView Holdings, Inc. (a)	22,398	283,783
Carlisle Cos., Inc. (b)	807	258,127
CBIZ, Inc. (a)	5,372	271,017
Chart Industries, Inc. (a)	1,609	331,824
Comfort Systems USA, Inc.	451	420,914
Copa Holdings SA - Class A	2,723	328,421
Curtiss-Wright Corp.	665	366,595
Delta Air Lines, Inc.	5,254	364,628
Deluxe Corp.	16,478	367,954
DNOW, Inc. (a)	20,208	267,756
Dycom Industries, Inc. (a)	1,290	435,891
Eaton Corp. PLC	917	292,074
EMCOR Group, Inc.	509	311,401
Emerson Electric Co.	2,419	321,050
Enviri Corp. (a)	27,334	489,825
Equifax, Inc.	1,286	279,036
FedEx Corp.	1,408	406,715
Forward Air Corp. (a)	10,762	269,050
Frontier Group Holdings, Inc. (a)(b)	62,036	292,190
FTAI Aviation Ltd.	2,082	409,842
Generac Holdings, Inc. (a)	1,771	241,511
General Dynamics Corp.	994	334,640
General Electric Co.	1,149	353,926
Granite Construction, Inc. (b)	2,969	342,474
HEICO Corp.	998	322,943
Hertz Global Holdings, Inc. (a)(b)	58,761	302,032
Howmet Aerospace, Inc.	1,802	369,446
Hubbell, Inc.	735	326,421
Intuit, Inc.	473	313,325
JetBlue Airways Corp. (a)	63,318	288,097
L3Harris Technologies, Inc.	1,179	346,119
Leidos Holdings, Inc.	1,794	323,638
Lennox International, Inc.	556	269,982
Lincoln Electric Holdings, Inc.	1,314	314,887
ManpowerGroup, Inc.	7,796	231,775
MasTec, Inc. (a)	1,798	390,831
MillerKnoll, Inc.	14,999	274,182
Mueller Industries, Inc.	3,290	377,692
NANO Nuclear Energy, Inc. (a)(b)	9,980	239,620
Nordson Corp.	1,429	343,574

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Nuts & Bolts (Continued)
Norfolk Southern Corp.	1,153	332,894
Northrop Grumman Corp.	549	313,045
Owens Corning	2,066	231,206
Parker-Hannifin Corp.	421	370,042
Phinia, Inc.	5,486	343,917
Quanta Services, Inc.	861	363,394
Regal Rexnord Corp.	2,204	309,265
Rockwell Automation, Inc.	945	367,671
RTX Corp.	2,038	373,769
SkyWest, Inc. (a)	2,695	270,605
Stanley Black & Decker, Inc.	4,099	304,474
Sterling Infrastructure, Inc. (a)	1,119	342,671
Strategy, Inc. (a)	956	145,264
TopBuild Corp. (a)	736	307,052
Trane Technologies PLC	772	300,462
Union Pacific Corp.	1,454	336,339
Vertiv Holdings Co. - Class A	2,577	417,500
Westinghouse Air Brake Technologies Corp.	1,652	352,619
Woodward, Inc.	1,321	399,365
Workday, Inc. - Class A (a)	1,384	297,256
ZIM Integrated Shipping Services Ltd. (b)	23,842	506,166
		21,391,742

Oil, Gas & Others - 1.0%
Antero Resources Corp. (a)	3,407	117,405
California Resources Corp.	2,269	101,447
Calumet, Inc. (a)	6,235	123,890
CNX Resources Corp. (a)	3,764	138,402
Coterra Energy, Inc.	4,638	122,072
Delek US Holdings, Inc.	3,548	105,234
DT Midstream, Inc.	1,053	126,023
EQT Corp.	2,153	115,401
Expand Energy Corp.	1,164	128,459
IDACORP, Inc.	886	112,132
Kodiak Gas Services, Inc.	3,150	117,810
Par Pacific Holdings, Inc. (a)	3,282	115,330
Primoris Services Corp.	946	117,436
Range Resources Corp.	3,205	113,008
Targa Resources Corp.	684	126,198
Williams Cos., Inc.	1,940	116,613
World Kinect Corp.	4,181	97,961
		1,994,821

Pharma & Healthcare - 13.1%
AdaptHealth Corp. (a)	45,321	451,397
Align Technology, Inc. (a)	3,097	483,597
Amgen, Inc.	1,511	494,565
Ardent Health, Inc. (a)	32,748	289,165
Biohaven Ltd. (a)(b)	27,156	306,591
Bio-Rad Laboratories, Inc. - Class A (a)(b)	1,458	441,759
Bristol-Myers Squibb Co.	9,140	493,012
Cencora, Inc.	1,472	497,168
Cigna Group	1,411	388,350
Cogent Biosciences, Inc. (a)(b)	33,024	1,173,012
Diversified Healthcare Trust	104,455	506,607
Dyne Therapeutics, Inc. (a)(b)	30,310	592,864
Edgewise Therapeutics, Inc. (a)	27,679	686,854
Eli Lilly & Co.	592	636,211
Envista Holdings Corp. (a)	20,207	438,694
Evolent Health, Inc. - Class A (a)	44,848	179,392
GeneDx Holdings Corp. (a)	3,249	422,565

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Pharma & Healthcare (Continued)
Gilead Sciences, Inc.	3,743	459,416
Globus Medical, Inc. - Class A (a)	7,110	620,774
HCA Healthcare, Inc.	1,020	476,197
HealthEquity, Inc. (a)	4,708	431,300
ICON PLC (a)	2,461	448,443
IDEXX Laboratories, Inc. (a)	669	452,599
Illumina, Inc. (a)	4,354	571,071
Incyte Corp. (a)	4,969	490,788
Intuitive Surgical, Inc. (a)	920	521,051
Johnson & Johnson	2,409	498,543
Krystal Biotech, Inc. (a)	2,855	703,872
Labcorp Holdings, Inc.	1,542	386,857
Madrigal Pharmaceuticals, Inc. (a)	992	577,681
Medpace Holdings, Inc. (a)	884	496,499
Mineralys Therapeutics, Inc. (a)(b)	12,383	449,379
Neurocrine Biosciences, Inc. (a)	2,983	423,079
ORIC Pharmaceuticals, Inc. (a)	39,612	324,026
Penumbra, Inc. (a)	1,529	475,381
QIAGEN NV	9,053	407,113
Quest Diagnostics, Inc.	2,343	406,581
Regeneron Pharmaceuticals, Inc.	749	578,131
ResMed, Inc.	1,551	373,589
Select Medical Holdings Corp.	32,900	488,565
Spyre Therapeutics, Inc. (a)(b)	25,331	829,844
STERIS PLC	1,755	444,928
Teladoc Health, Inc. (a)(b)	55,115	385,805
Teleflex, Inc.	3,294	402,000
Thermo Fisher Scientific, Inc.	874	506,439
TransMedics Group, Inc. (a)	4,119	501,076
Trevi Therapeutics, Inc. (a)	61,483	769,767
United Therapeutics Corp. (a)	1,070	521,357
UnitedHealth Group, Inc.	1,359	448,619
Universal Health Services, Inc. - Class B	2,259	492,507
Vera Therapeutics, Inc. (a)	17,800	901,392
Vertex Pharmaceuticals, Inc. (a)	1,084	491,442
		26,237,914

Real Estate - 2.1%
Brookdale Senior Living, Inc. (a)	24,011	259,079
Camden Property Trust	1,655	182,182
CBRE Group, Inc. - Class A (a)	1,125	180,889
Champion Homes, Inc. (a)	2,358	199,251
Crown Castle, Inc.	1,917	170,364
Digital Realty Trust, Inc.	1,129	174,667
EPR Properties	3,470	173,153
Equinix, Inc.	235	180,048
Essex Property Trust, Inc.	688	180,036
eXp World Holdings, Inc.	16,491	149,243
Extra Space Storage, Inc.	1,254	163,296
Federal Realty Investment Trust	1,800	181,440
Hudson Pacific Properties, Inc. (a)	8,607	93,211
Jones Lang LaSalle, Inc. (a)	594	199,863
Lamar Advertising Co. - Class A	1,445	182,908
Mid-America Apartment Communities, Inc.	1,269	176,277
Pebblebrook Hotel Trust	15,693	177,645
Real Brokerage, Inc. (a)	35,203	128,491
SBA Communications Corp.	934	180,664
Simon Property Group, Inc.	1,012	187,331
Sun Communities, Inc.	1,423	176,324
Uniti Group, Inc. (a)(b)	28,732	201,411
Welltower, Inc.	1,098	203,800

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
Xenia Hotels & Resorts, Inc.	12,840	181,557
		4,283,130

Water & Power - 1.7%
American Electric Power Co., Inc.	2,367	272,939
American Water Works Co., Inc.	1,784	232,812
Atmos Energy Corp.	1,537	257,647
Brookfield Renewable Corp.	7,720	295,985
Centuri Holdings, Inc. (a)	11,878	299,919
Cheniere Energy, Inc.	1,084	210,719
Duke Energy Corp.	2,120	248,485
Entergy Corp.	2,914	269,341
National Fuel Gas Co. (b)	2,960	236,978
Public Service Enterprise Group, Inc.	3,155	253,347
Spire, Inc.	3,392	280,518
Veralto Corp.	2,423	241,767
WEC Energy Group, Inc.	2,374	250,362
		3,350,819
TOTAL COMMON STOCKS (Cost $183,782,349)		199,885,404

RIGHTS - 0.0% (d)	Shares	Value
Cash & Other - 0.0% (d)
Sycamore Partners, LLC - Right, Expires 08/28/2026, Exercise Price $3.00 (a)(e)	43,819	23,224

Pharma & Healthcare - 0.0% (d)
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00 (a)(e)	47,871	16,276
TOTAL RIGHTS (Cost $0)		39,500

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (f)	15,551,580	15,551,580
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,551,580)		15,551,580

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (f)	304,854	304,854
TOTAL MONEY MARKET FUNDS (Cost $304,854)		304,854

TOTAL INVESTMENTS - 107.7% (Cost $199,638,783)		215,781,338
Liabilities in Excess of Other Assets - (7.7)%		(15,475,931)
TOTAL NET ASSETS - 100.0%		$200,305,407

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $14,951,228.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $39,500 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Optimize Strategy Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$199,885,404	$–	$–	$199,885,404
Rights	–	–	39,500	39,500
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	15,551,580
Money Market Funds	304,854	–	–	304,854
Total Investments	$200,190,258	$–	$39,500	$215,781,338

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,551,580 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$0
Receipt from Corporate Action	39,500
Ending balance as of December 31, 2025	$39,500
$0